Investments - Schedule of Short-Term Investments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-term investments
Total	$ 22,932,540	$ 9,837,445
Fair Value, Inputs, Level 1 [Member]
Short-term investments
Total	22,932,540	9,837,445
Fair Value, Inputs, Level 2 [Member]
Short-term investments
Total
Fair Value, Inputs, Level 3 [Member]
Short-term investments
Total
Short-term investments [Member]
Short-term investments
Trading securities	5,355,552	5,837,445
Held-to-maturity securities		3,000,000
Short-term investments [Member] | Fair Value, Inputs, Level 1 [Member]
Short-term investments
Trading securities	5,355,552	5,837,445
Held-to-maturity securities		3,000,000
Short-term investments [Member] | Fair Value, Inputs, Level 2 [Member]
Short-term investments
Trading securities
Held-to-maturity securities
Short-term investments [Member] | Fair Value, Inputs, Level 3 [Member]
Short-term investments
Trading securities
Held-to-maturity securities
Long-term investment [Member]
Short-term investments
Held-to-maturity securities	17,576,988	1,000,000
Long-term investment [Member] | Fair Value, Inputs, Level 1 [Member]
Short-term investments
Held-to-maturity securities	17,576,988	1,000,000
Long-term investment [Member] | Fair Value, Inputs, Level 2 [Member]
Short-term investments
Held-to-maturity securities
Long-term investment [Member] | Fair Value, Inputs, Level 3 [Member]
Short-term investments
Held-to-maturity securities